Earnings / (Losses) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings / (Losses) per Share [Abstract]
Net Income/(Loss) per Common Share
The calculation of net income / (loss) per common share is summarized below:

	For the years ended December 31,
	2021	2020	2019

Net income / (loss) - basic	41,348	(18,356)	(11,698)
Interest effect of convertible notes	6,473	-	-
Net income / (loss) - diluted	47,821	(18,356)	(11,698)

Weighted average common shares outstanding – basic	153,321,907	33,436,278	958,297
Effect of dilutive securities:
Dilutive effect of warrants	5,410,086	-	-
Dilutive effect of non-vested shares	1,695,220	-	-
Dilutive effect of convertible notes shares	30,910,308	-	-
	38,015,614	-	-
Weighted average common shares outstanding – diluted	191,337,521	33,436,278	958,297
Net income / (loss) per common share – basic	$0.27	$(0.55)	$(12.21)
Net income / (loss) per common share – diluted	$0.25	$(0.55)	$(12.21)